Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax	¥ 604	¥ 530	¥ 634
Deferred income tax (note b)	(70)	(113)	(178)
Total income tax expense	¥ 534	¥ 417	¥ 456